February 26 1999



Board of Directors
Canada Life of America Series Fund Inc.
330 University Avenue
Toronto Ontario
M5G 1R8
Canada

Gentlemen:

Re:  Registration Statement No. 33-28888

This opinion is furnished in connection with the preparation and filing by Canada Life of America Series Fund Inc. ("The Fund") with the Securities and Exchange Commission of a Notice
("Notice"), dated February 26, 1999, as set forth in the Notice.

I call to your attention that as Counsel U.S. Division for The Canada Life Assurance Company, the parent of Canada Life
Insurance Company of America and Canada Life of New York, I have general supervision of all legal affairs of Canada Life of America Variable Annuity Account 1 ("Variable Account 1"). I also have general supervision of legal affairs of The Fund, all of whose shares are owned by the separate accounts of Canada
Life Insurance Company of America and Canada Life Insurance Company of New York. This includes shares issued in the amount of $295,837,310 the year ended December 31 1998.

Based upon my examination of the relevant documents contained in The Fund's registration statement, I am of the opinion that the shares issued pursuant to The Fund's prospectus are legally issued fully paid and nonassessable. I consent to the filing of this opinion, in conjunction with the Rule 24f 2 Notice, with the Securities and Exchange Commission.

Sincerely


/s/ Ronald E. Beettam





Ronald E. Beettam





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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549






FORM 24F-2
Annual Filing under Rule 24f-2
of the Investment Company Act of 1940






Read instructions at end of Form before preparing Form.
Please print or type.







1.
Name and address of issuer:



Canada Life Of America Series Fund, Inc., 330 University Avenue

Toronto, Ontario, Canada M5G 1R8







2.
The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):







Money Market, Managed, Bond, Value Equity, Capital, International
Equity Series







3.
Investment Company Act File Number:        811-05816







Securities Act File Number : 33-28888













4(a).
Last day of fiscal year for which this Form is filed:  December 31,
1998














4(b).

Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).







Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.











4(c).

Check box if this is the last time the issuer will be filing this form









5.
Calculation of registration fee:









(i)
Aggregate sale price of securities sold during the





fiscal year pursuant to section 24(f):

$301,444,908










(ii)
Aggregate price of securities redeemed or





repurchased during the fiscal year:
$281,201,240







(iii)
Aggregate price of securities redeemed or


repurchased during any prior fiscal year


ending no earlier than October 11, 1995 that


were not previously used to reduce


registration fees payable to the Commission:
$          N/A







(iv)
Total available redemption credits [add Items


5(ii) and 5(iii)]:

- $281,201,240






(v)
Net sales - if item 5 (i)  is greater than Item 5(iv)


[subtract Item 5(iv) from Item 5(i)]:

$ 20,243,668











(vi)
Redemption credits available for use in future




year - if Item 5(iv) is less than Item 5(iv)




[subtract Item 5(iv) from Item 5(i)]:
$(       N/A      )











(vii)
Multiplier for determining registration fee



(See Instruction C.8):

x .000278








(viii)
Registration fee due [multiply Item 5(v) by item



5(vii)] (enter "0" if no fee is due):

= $  5,627.74







6.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):







+$        N/A







7.
Total of the amount of the registration fee due plus any interest due

[Item 5(vii) plus Item 6]:







= $  5,627.74







8.
Date the registration fee and any interest payment was sent to the commission's lockbox depository:  February 26, 1999








Account Number:
9108739









Method of Delivery:







X
Wire Transfer













Mail or other means

















This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




BY (Signature and Title)
/s/ D.V. Rough


D.V. Rough


Treasurer

Date  February 26, 1999.



Please print the name and title of the signing officer below the signature.


Attachment



(1)






(i)
Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2.







Series 001
-Money Market Series
$247,076,818



Series 002
-Managed Series
1,426,456



Series 003
-Bond Series
12,695,548



Series 004
-Value Equity Series
11,378,457



Series 005
-Capital Series
2,149,583



Series 006
-International Equity Series
21,110,448





$295,837,310













(2)






(ii)
Aggregate price of shares issued in connection with dividend reinvestment plans.









Series 001
-Money Market Series
$       660,325



Series 002
-Managed Series
1,754,044



Series 003
-Bond Series
409,020



Series 004
-Value Equity Series
1,234,740



Series 005
-Capital Series
1,263,229



Series 006
-International Equity Series
286,240





$    5,607,598













(3)






(iii)
Aggregate price of shares redeemed or repurchased during the fiscal year.









Series 001
-Money Market Series
$244,576,639



Series 002
-Managed Series
4,513,710



Series 003
-Bond Series
3,646,442



Series 004
-Value Equity Series
5,824,182



Series 005
-Capital Series
2,432,472



Series 006
-International Equity Series
20,207,795





$281,201,240


















Shares Authorized
Shares Outstanding






Series 001
-Money Market Series
20,000,000
1,230,990

Series 002
-Managed Series
20,000,000
1,123,226

Series 003
-Bond Series
10,000,000
1,519,530

Series 004
-Value Equity Series
10,000,000
1,164,262

Series 005
-Capital Series
20,000,000
529,080

Series 006
-International Equity Series
10,000,000
510,203









1